SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 19, 2024 USD ($) shares	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued										1,237,751						1,237,751		1,000,000	864,000
Implied value | € / shares																€ 1
Aggregate amount of convertible instruments issued								$ 569,000	$ 828
Proceeds from issuance of shares, net | $											$ 182,000	$ 5,892,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				606,060
Proceeds from issuance of shares, net | $				$ 697
Warrants exercise price per share | $ / shares				$ 1.15																$ 5.28
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		160,227
Implied value | $ / shares										$ 0.0022
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants							909,090,000
Warrants exercised							454,544,000
Aggregate ordinary shares							454,544,000
Exercise price of share | $ / shares						$ 0.5
Exercise price of share | $ / shares			$ 0.2378
Fee and commission income | $			$ 2,900,000
Offering expenses payable | $			$ 2,660,000
Convertible security to investor, description						(i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor.
Aggregate amount of convertible instruments issued | $						$ 407,000
Proceeds from issuance of shares, net | $						350,000
Restricted stock unit shares		1,500,000
Restricted stock unit vested shares		166,667
[custom:OrdinaryShares-0]													30,000
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares														100,000
Nonadjusting event [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															3,789,264
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares															2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contract agreement | $															$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			12,124,666
Implied value | $ / shares			$ 0.24
Pre funded warrants convertible, description			1-for-1 basis
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $		$ 200,000,000				$ 200,000,000
Warrant shares		250,000				250,000
Exercise price of share | $ / shares						$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,619,377						2,619,377
Proceeds from issuance of shares, net | $					$ 2,358,000
Borrowing costs incurred | $					$ 2,574,000
Original issue discount					40.00%
Interest accrued percent					12.00%
Conversion price | $ / shares					$ 1.6378
Warrant reserve | $					$ 6
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,619,367
Warrants exercise price per share | $ / shares					$ 1.6378
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,929,051
Warrants exercise price per share | $ / shares					$ 0.0022
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					3,929,051
Securities purchase agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					2,619,367
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Convertible notes convered into ordinary shares	11,825,508
Promissory note | $	$ 2,000,000.0
Principal amount | $	2,250,000
Borrowing costs incurred | $	$ 2,000.0
Original issue discount	10.00%
Interest accrued percent	12.00%
Warrant term	5 years
Exercise price | $ / shares	$ 0.157
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount | $													$ 30,000,000